Exit Activities and Impairment	12 Months Ended
Jan. 02, 2016
Restructuring and Related Activities [Abstract]
Exit Activities and Impairment
Exit Activities and Impairment:

Integration of Carquest stores

The Company approved plans in June 2014 to begin consolidating its Carquest stores acquired with GPI on January 2, 2014 as part of a multi-year integration plan. As of January 2, 2016, 178 Carquest stores had been consolidated into existing Advance Auto Parts stores and 170 Carquest stores had been converted to the Advance Auto Parts format. This includes the consolidation of 80 Carquest stores and conversion of 160 Carquest stores during 2015. Plans are in place to consolidate or convert the remaining Carquest stores over the next few years. In addition, the Company continues to consolidate or convert the remaining stores that were acquired with BWP on December 31, 2012 (which also operate under the Carquest trade name), 38 of which had been consolidated and 52 had been converted as of January 2, 2016. Four of these stores were consolidated and 20 stores were converted during 2015. As of January 2, 2016, the Company had 873 stores acquired with GPI and 12 stores acquired with BWP still operating under the Carquest name. The Company incurred $7,286 and $7,888 of exit costs, primarily consisting of closed facility lease obligations, related to the consolidations of Carquest stores during 2015 and 2014, respectively.

Office Consolidations

In June 2014, the Company approved plans to relocate operations from its Minneapolis, Minnesota and Campbell, California offices to other existing offices of the Company, including its offices in Newark, California, Roanoke, Virginia and Raleigh, North Carolina, and to close its Minneapolis and Campbell offices. The Company also relocated various functions between its existing offices in Roanoke and Raleigh. The relocations and office closings were substantially complete by the end of 2015.

In connection with these relocations and office closings, the Company relocated some employees and terminated the employment of others. The Company approved this action in order to take advantage of synergies following the acquisition of GPI and to capitalize on the strength of existing locations and organizational experience. The Company incurred restructuring costs of approximately $22,100 under these plans through the end of 2015. Substantially all of these costs were cash expenditures. During 2015 and 2014, the Company recognized $3,869 and $6,731, respectively, of severance/outplacement benefits under these restructuring plans and other severance related to the acquisition of GPI. During 2015 and 2014, the Company recognized $4,419 and $7,053, respectively, of relocation costs.

Other Exit Activities

In the second half of 2015, the Company closed 80 underperforming Advance Auto Parts, Carquest and AI stores and eliminated certain positions at its corporate offices. The majority of the corporate office eliminations were effective during the third quarter of fiscal 2015. The Company recognized $6,909 related to the elimination of corporate office positions during 2015. The Company incurred restructuring costs of $21,984 related to the 80 store closures, primarily consisting of closed facility lease obligations.

In August 2014, the Company approved plans to consolidate its 40 Autopart International ("AI") stores located in Florida into Advance Auto Parts stores. All of the AI consolidations and conversions were complete as of the second quarter of fiscal 2015. During 2015, the Company incurred $2,700 of exit costs, consisting primarily of closed facility lease obligations, associated with these plans.

Total Restructuring Liabilities

A summary of the Company’s restructuring liabilities, which are recorded in accrued expenses (current portion) and long-term liabilities (long-term portion) in the accompanying condensed consolidated balance sheet, are presented in the following table:

	Closed Facility Lease Obligations	Severance	Relocation and Other Exit Costs	Total

Balance, January 3, 2015	$19,270	$5,804	$1,816	$26,890
Reserves established	34,699	13,351	4,419	52,469
Change in estimates	(205)	(2,009)	—	(2,214)
Cash payments	(11,274)	(10,891)	(5,884)	(28,049)
Balance, January 2, 2016	$42,490	$6,255	$351	$49,096

Balance, December 28, 2013	$11,212	$—	$—	$11,212
Reserves acquired with GPI	3,455	—	—	3,455
Reserves established	11,138	8,038	7,053	26,229
Change in estimates	1,053	(1,307)	—	(254)
Cash payments	(7,588)	(927)	(5,237)	(13,752)
Balance, January 3, 2015	$19,270	$5,804	$1,816	$26,890